Significant Accounting Policies - Adjustments Made to Gross Revenues to Arrive at Net Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Adjustments Made to Gross Revenues to Arrive at Net Revenues [Abstract]
Gross revenues	$ 2,238	$ 1,335	$ 6,397	$ 4,089	$ 5,706	$ 6,484
Less: contractual allowances	(1,349)	(834)	(3,816)	(2,210)	(3,168)	(2,164)
Net revenue	$ 889	$ 501	$ 2,581	$ 1,879	$ 2,538	$ 4,320
Contractual allowances as a percentage of gross revenues	60.00%	62.00%	60.00%	54.00%	56.00%	33.00%